Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits from the Financial Statements to the Form 5500 (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 468,550,882	$ 400,191,984	$ 349,458,961
Delinquent loans reported as distributions for tax purposes and as Plan assets for financial reporting purposes	(23,588)	(30,768)
Net assets available for benefits from the Form 5500	$ 468,527,294	$ 400,161,216